UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  November 11, 2002

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          38

Form 13F Information Table Value Total:          $180506



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Albertsons                     com              013104104     4662   192960 SH       SOLE                    38190            154770
Allstate Insurance             com              020002101     6751   189915 SH       SOLE                    37080            152835
BB&T Corp                      com              054937107     4603   131370 SH       SOLE                    25695            105675
Baker Hughes Inc.              com              057224107     4690   161560 SH       SOLE                    31625            129935
BankAmerica Corp.              com              060505104     7047   110450 SH       SOLE                    21245             89205
Bellsouth Corp                 com              079860102     2886   157195 SH       SOLE                    30800            126395
CVS Corp.                      com              126650100     4207   165965 SH       SOLE                    32470            133495
Chevron Texaco                 com              166764100     4966    71715 SH       SOLE                    14035             57680
Cigna                          com              125509109     3531    49915 SH       SOLE                     9805             40110
Citigroup                      com              172967101     4773   160975 SH       SOLE                    31465            129510
Comerica, Inc. Com.            com              200340107     5678   117745 SH       SOLE                    22870             94875
ConocoPhillips                 com              20825C104     4469    96640 SH       SOLE                    18900             77740
Consolidated Edison            com              209115104     5189   129025 SH       SOLE                    25235            103790
DTE Energy Co.                 com              233331107     5249   128960 SH       SOLE                    25225            103735
Exxon Mobil Corp               com              30231G102     4728   148200 SH       SOLE                    28995            119205
Gannett Co.                    com              364730101     5919    82005 SH       SOLE                    16070             65935
General Electric               com              369604103     3661   148525 SH       SOLE                    29070            119455
Hartford Financial Services Gr com              416515104     3896    95030 SH       SOLE                    18635             76395
Hewlett Packard (New)          com              428236103     4299   368402 SH       SOLE                    72161            296241
Honeywell International, Inc.  com              438516106     3964   183020 SH       SOLE                    35495            147525
J P Morgan                     com              46625H100     3173   167070 SH       SOLE                    32660            134410
Jefferson Pilot                com              475070108     4793   119520 SH       SOLE                    23410             96110
Johnson Controls               com              478366107     5392    70190 SH       SOLE                    13755             56435
Kimberly-Clark Corp.           com              494368103     4668    82415 SH       SOLE                    16120             66295
Kraft Foods Inc.               com              50075N104     5338   146395 SH       SOLE                    28650            117745
Lehman Brothers                com              524908100     4012    81795 SH       SOLE                    16030             65765
MBNA                           com              55262L100     4989   271432 SH       SOLE                    53175            218257
Marsh & McLennan Cos           com              571748102     5066   121655 SH       SOLE                    23825             97830
Masco                          com              574599106     4550   232715 SH       SOLE                    45610            187105
SBC Communications             com              78387G103     2243   111605 SH       SOLE                    21865             89740
TJX Companies Inc.             com              872540109     4663   274290 SH       SOLE                    53690            220600
US Bancorp                     com              902973304     4031   216980 SH       SOLE                    42440            174540
Union Pacific                  com              907818108     6549   113165 SH       SOLE                    22130             91035
Verizon Communications         com              92343V104     3331   121375 SH       SOLE                    23745             97630
Walt Disney Co.                com              254687106     4338   286530 SH       SOLE                    56125            230405
Washington Mutual              com              939322103     6112   194228 SH       SOLE                    37985            156243
Wellpoint Health Networks      com              94973H108     5214    71130 SH       SOLE                    13915             57215
Wells Fargo & Co.              com              949746101     6877   142785 SH       SOLE                    27880            114905